Income Taxes (Details 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011		Dec. 31, 2010
Group’s income tax expense
Current income tax expense	$ 870,277	$ 665,828	$ 2,009,649	$ 2,917,979	$ 2,408,474		$ 10,434,575
Deferred income tax expense					443,243		3,058,129
Actual (Total) income tax expense	$ 870,277	$ 665,828	$ 2,009,649	$ 2,917,979	$ 2,851,718	[1]	$ 13,492,704	[1]

[1]	Note 20